Intangible assets (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about intangible assets [abstract]
Summary of Reconciliation of Changes in Intangible Assets and Goodwill

	Brands and trademarks	Franchise agreements	Software	Retail Licenses	Total
Cost
Balance at December 31, 2020	5,445	—	—	—	5,445
Acquisition (note 5(b)) (1)	36,000	10,000	—	—	46,000
Balance at December 31, 2021	41,445	10,000	—	—	51,445
Acquisition (note 5(a))	38,950	—	5,400	750	45,100
Additions	55	—	142	—	197
Dispositions	(50)	—	—	—	(50)
Balance at December 31, 2022	80,400	10,000	5,542	750	96,692

Accumulated amortization and impairment
Balance at December 31, 2020	382	—	—	—	382
Amortization (1)	354	561	—	—	915
Balance at December 31, 2021	736	561	—	—	1,297
Amortization	293	1,250	679	—	2,222
Impairment	18,288	—	—	—	18,288
Balance at December 31, 2022	19,317	1,811	679	—	21,807

Net book value
Balance at December 31, 2021	40,709	9,439	—	—	50,148
Balance at December 31, 2022	61,083	8,189	4,863	750	74,885
(1)
Adjustment to provisional amounts — refer to note 5(b).